BENEFIT PLANS, Defined Benefit Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan [Abstract]
Vesting period for qualifying service	5 years
Reconciliation of projected benefit obligation [Roll Forward]
Benefit obligation at beginning of year	$ 8,940,000	$ 8,045,000
Service cost	823,000	736,000
Interest cost	355,000	360,000
Actuarial (gain) loss	(1,116,000)	339,000
Amendments	0	0
Benefits paid	(769,000)	(540,000)
Benefits obligation at end of year	8,233,000	8,940,000
Reconciliation of fair value of assets [Roll Forward]
Fair value of plan assets at beginning of year	9,767,000	8,006,000
Actual return on plan assets	1,593,000	801,000
Employer contribution	654,000	1,500,000
Benefits paid	(769,000)	(540,000)
Fair value of plan assets at end of year	11,245,000	9,767,000
Funded status at end of year	3,012,000	827,000
Accumulated benefit obligation	7,100,000	8,100,000
Expected employer contribution, next fiscal year	0
Amounts recognized in accumulated other comprehensive income [Abstract]
Net loss	(2,028,000)	(4,270,000)
Prior service cost	(23,000)	(27,000)
Total	(2,051,000)	(4,297,000)
The net (loss) gain recognized in accumulated other comprehensive income as an adjustment to the funded status of the plan	2,200,000	103,000
Expected amortization of net actuarial loss and prior service cost	76,000
Weighted-average assumptions used to determine benefit obligations: [Abstract]
Discount rate (in hundredths)	5.00%	4.00%
Rate of compensation increase (in hundredths)	3.00%	3.00%
Components of net periodic benefit cost [Abstract]
Service cost	823,000	736,000
Interest cost	355,000	360,000
Expected return on plan assets	(728,000)	(644,000)
Amortization of prior service cost	2,000	2,000
Recognized net actuarial loss	262,000	283,000
Net periodic benefit cost	714,000	737,000
Weighted-average assumptions used to determine net benefit costs [Abstract]
Discount rate (in hundredths)	4.00%	4.50%
Expected return on plan assets (in hundredths)	7.50%	8.00%
Rate of compensation increase (in hundredths)	3.00%	4.00%
Estimated future benefits payments are as follows: [Abstract]
2014	202,000
2015	234,000
2016	277,000
2017	282,000
2018	319,000
2019-2023	2,058,000
Defined Benefit Plan's Financial Assets at Fair Value Disclosure [Line Items]
Collective investment trust funds	11,245,000	9,767,000
Total Plan assets at fair value	11,245,000	9,767,000
The plan's weighted-average asset allocations [Abstract]
Total asset allocation by asset category (in hundredths)	100.00%	100.00%
Collective investment trust funds [Member]
The plan's weighted-average asset allocations [Abstract]
Total asset allocation by asset category (in hundredths)	100.00%	100.00%
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Reconciliation of fair value of assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Defined Benefit Plan's Financial Assets at Fair Value Disclosure [Line Items]
Collective investment trust funds	0	0
Total Plan assets at fair value	0	0
Significant Other Observable Inputs (Level 2) [Member]
Reconciliation of fair value of assets [Roll Forward]
Fair value of plan assets at end of year	11,245,000	9,767,000
Defined Benefit Plan's Financial Assets at Fair Value Disclosure [Line Items]
Collective investment trust funds	11,245,000	9,767,000
Total Plan assets at fair value	11,245,000	9,767,000
Significant Unobservable Inputs (Level 3) [Member]
Reconciliation of fair value of assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Defined Benefit Plan's Financial Assets at Fair Value Disclosure [Line Items]
Collective investment trust funds	0	0
Total Plan assets at fair value	$ 0	$ 0